STOCK-BASED COMPENSATION (Details 2) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield	6.09%	2.92%
Risk-free interest rate	1.35%	1.69%
Expected volatility	32.00%	34.00%
Fair Value Assumptions, Expected Term, Simplified Method	6.0	6.0
Weighted average grant fair value (per option)	$ 1.90	$ 6.80
Weighted average exercise price	$ 13.14	$ 27.40
Shares granted	1,670,400	776,750